CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ (4,734)	$ (12,567,023)	$ (9,188,357)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(55,209)	(91,362)
Change in fair value of warrant liability		10,483,385	7,487,000
Payment of formation costs through promissory note	1,548		1,548
Changes in operating assets and liabilities:
Prepaid expenses		107,811	(343,839)
Accounts payable and accrued expenses	1,488	1,150,713	859,811
Net cash used in operating activities	(1,698)	(880,323)	(607,940)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(230,000,000)
Net cash used in investing activities			230,000,000
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000		25,000
Proceeds from sale of Units, net of underwriting discounts paid			225,400,000
Proceeds from sale of Private Placement Warrants			6,600,000
Proceeds from promissory note - related party	57,000		62,558
Repayment of promissory note - related party		90,000	(186,760)
Payment of offering costs	(79,155)		(500,442)
Net cash provided by financing activities	(2,845)	(90,000)	(231,400,356)
Net Change in Cash	1,147	(790,323)	(792,416)
Cash - Beginning	0	792,416
Cash - Ending	1,147	2,093	792,416
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption			200,344,480
Offering costs paid through promissory note - related party	5,191		122,654
Change in value of Class A ordinary shares subject to possible redemption		$ (12,567,020)	(9,544,360)
Initial classification of warrant liability			18,002,000
Deferred underwriting fee payable			$ 8,050,000
Offering costs included in accrued offering costs	$ 196,003